Note 5 - Loans and Related Allowance for Loan and Lease Losses (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule Of Financing Receivable By Segment [Table Text Block]
December 31, 2021
Ending Loan Balance by Impairment Evaluation
	Individually	Collectively	Total Loans
Loans:
Commercial real estate:
Owner occupied	$731	$110,739	$111,470
Non-owner occupied	5,297	278,321	283,618
Multifamily	-	31,189	31,189
Residential real estate	1,104	238,985	240,089
Commercial and industrial	587	148,225	148,812
Home equity lines of credit	250	104,105	104,355
Construction and other	-	54,148	54,148
Consumer installment	-	8,010	8,010
Total	$7,969	$973,722	$981,691
December 31, 2020
Ending Loan Balance by Impairment Evaluation
	Individually	Collectively	Total Loans
Loans:
Commercial real estate:
Owner occupied	$1,565	$101,556	$103,121
Non-owner occupied	4,123	305,301	309,424
Multifamily	-	39,562	39,562
Residential real estate	1,319	232,676	233,995
Commercial and industrial	834	231,210	232,044
Home equity lines of credit	246	112,297	112,543
Construction and other	-	63,573	63,573
Consumer installment	-	9,823	9,823
Total	$8,087	$1,095,998	$1,104,085

Financing Receivable, Current, Allowance for Credit Loss [Table Text Block]
December 31, 2021
Ending Allowance Balance by Impairment Evaluation
	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total Allocation
Loans:
Commercial real estate:
Owner occupied	$10	$1,826	$1,836
Non-owner occupied	655	6,776	7,431
Multifamily	-	454	454
Residential real estate	17	1,723	1,740
Commercial and industrial	42	840	882
Home equity lines of credit	16	1,436	1,452
Construction and other	-	533	533
Consumer installment	-	14	14
Total	$740	$13,602	$14,342
December 31, 2020
Ending Allowance Balance by Impairment Evaluation
	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total Allocation
Loans:
Commercial real estate:
Owner occupied	$10	$1,332	$1,342
Non-owner occupied	371	6,446	6,817
Multifamily	-	461	461
Residential real estate	20	1,663	1,683
Commercial and industrial	48	1,305	1,353
Home equity lines of credit	41	1,364	1,405
Construction and other	-	378	378
Consumer installment	-	20	20
Total	$490	$12,969	$13,459
	Allowance for Loan and Lease Losses
	Balance				Balance
	December 31, 2020	Charge-offs	Recoveries	Provision	December 31, 2021
Loans:
Commercial real estate:
Owner occupied	$1,342	$-	$45	$449	$1,836
Non-owner occupied	6,817	(313)	138	789	7,431
Multifamily	461	-	-	(7)	454
Residential real estate	1,683	(27)	27	57	1,740
Commercial and industrial	1,353	(1)	194	(664)	882
Home equity lines of credit	1,405		56	(9)	1,452
Construction and other	378	-	46	109	533
Consumer installment	20	(124)	142	(24)	14
Total	$13,459	$(465)	$648	$700	$14,342
	Allowance for Loan and Lease Losses
	Balance				Balance
	December 31, 2019	Charge-offs	Recoveries	Provision	December 31, 2020
Loans:
Commercial real estate:
Owner occupied	$801	$(50)	$17	$574	$1,342
Non-owner occupied	3,382	(3,022)	74	6,383	6,817
Multifamily	340	-	-	121	461
Residential real estate	726	(62)	42	977	1,683
Commercial and industrial	456	(245)	294	848	1,353
Home equity lines of credit	932	(55)	84	444	1,405
Construction and other	103	-	157	118	378
Consumer installment	28	(405)	22	375	20
Total	$6,768	$(3,839)	$690	$9,840	$13,459

Impaired Financing Receivables [Table Text Block]
December 31, 2021
Impaired Loans
		Unpaid
	Recorded	Principal	Related
	Investment	Balance	Allowance
With no related allowance recorded:
Commercial real estate:
Non-owner occupied	$1,547	$1,802	-
Residential real estate	820	874	-
Commercial and industrial	370	538	-
Home equity lines of credit	7	7	-
Total	$2,744	$3,221	$-

With an allowance recorded:
Commercial real estate:
Owner occupied	$731	$731	$10
Non-owner occupied	3,750	4,277	655
Residential real estate	284	284	17
Commercial and industrial	217	230	42
Home equity lines of credit	243	243	16
Total	$5,225	$5,765	$740

Total:
Commercial real estate:
Owner occupied	$731	$731	$10
Non-owner occupied	5,297	6,079	655
Residential real estate	1,104	1,158	17
Commercial and industrial	587	768	42
Home equity lines of credit	250	250	16
Total	$7,969	$8,986	$740
December 31, 2020
Impaired Loans
		Unpaid
	Recorded	Principal	Related
	Investment	Balance	Allowance
With no related allowance recorded:
Commercial real estate:
Owner occupied	$1,118	$1,142	$-
Non-owner occupied	801	801	-
Residential real estate	941	1,013	-
Commercial and industrial	561	1,056	-
Home equity lines of credit	80	92	-
Consumer installment	-	-	-
Total	$3,501	$4,104	$-

With an allowance recorded:
Commercial real estate:
Owner occupied	$447	$447	$10
Non-owner occupied	3,322	3,596	371
Residential real estate	378	378	20
Commercial and industrial	273	276	48
Home equity lines of credit	166	166	41
Total	$4,586	$4,863	$490

Total:
Commercial real estate:
Owner occupied	$1,565	$1,589	$10
Non-owner occupied	4,123	4,397	371
Residential real estate	1,319	1,391	20
Commercial and industrial	834	1,332	48
Home equity lines of credit	246	258	41
Consumer installment	-	-	-
Total	$8,087	$8,967	$490

Schedule of Additional Information Related to Impaired Loans [Table Text Block]
	As of December 31, 2021		As of December 31, 2020
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized

Commercial real estate:
Owner occupied	$1,334	$53	$2,851	$72
Non-owner occupied	5,023	262	8,815	184
Residential real estate	1,208	56	1,247	52
Commercial and industrial	763	62	1,076	42
Home equity lines of credit	245	12	308	8
Total	$8,573	$445	$14,297	$358

Financing Receivable, Troubled Debt Restructuring [Table Text Block]
	December 31, 2021
	Number of Contracts			Pre-Modification	Post-Modification
	Term			Outstanding Recorded	Outstanding Recorded
Troubled Debt Restructurings	Modification	Other	Total	Investment	Investment
Commercial real estate:
Non-owner occupied	1	-	1	$730	$730
Residential real estate	1	-	1	96	96
				$826	$826
	December 31, 2020
	Number of Contracts			Pre-Modification	Post-Modification
	Term			Outstanding Recorded	Outstanding Recorded
Troubled Debt Restructurings	Modification	Other	Total	Investment	Investment
Commercial and industrial	2	-	2	$25	$24
Residential real estate	1	-	1	114	114
				$139	$138

Financing Receivable Credit Quality Indicators [Table Text Block]
		Special			Total
December 31, 2021	Pass	Mention	Substandard	Doubtful	Loans

Commercial real estate:
Owner occupied	$104,217	$2,400	$4,853	$-	$111,470
Non-owner occupied	230,672	3,038	49,908	-	283,618
Multifamily	31,189	-	-	-	31,189
Residential real estate	237,132	-	2,957	-	240,089
Commercial and industrial	143,911	2,748	2,153	-	148,812
Home equity lines of credit	103,296	-	1,059	-	104,355
Construction and other	53,807	341	-	-	54,148
Consumer installment	8,005	-	5	-	8,010
Total	$912,229	$8,527	$60,935	$-	$981,691
		Special			Total
December 31, 2020	Pass	Mention	Substandard	Doubtful	Loans

Commercial real estate:
Owner occupied	$93,939	$7,084	$2,098	$-	$103,121
Non-owner occupied	258,974	983	49,467	-	309,424
Multifamily	39,562	-	-	-	39,562
Residential real estate	230,944	265	2,786	-	233,995
Commercial and industrial	227,765	1,800	2,479	-	232,044
Home equity lines of credit	111,208	-	1,335	-	112,543
Construction and other	58,082	-	5,491	-	63,573
Consumer installment	9,816	-	7	-	9,823
Total	$1,030,290	$10,132	$63,663	$-	$1,104,085

Financing Receivable, Past Due [Table Text Block]
		30-59 Days	60-89 Days	90 Days+	Total	Total
December 31, 2021	Current	Past Due	Past Due	Past Due	Past Due	Loans

Commercial real estate:
Owner occupied	$111,257	$81	$132	$-	$213	$111,470
Non-owner occupied	282,365	880	-	373	1,253	283,618
Multifamily	31,189	-	-	-	-	31,189
Residential real estate	238,483	1,187	-	419	1,606	240,089
Commercial and industrial	148,437	112	-	263	375	148,812
Home equity lines of credit	104,316	-	39	-	39	104,355
Construction and other	54,148	-	-	-	-	54,148
Consumer installment	7,799	16	19	176	211	8,010
Total	$977,994	$2,276	$190	$1,231	$3,697	$981,691
		30-59 Days	60-89 Days	90 Days+	Total	Total
December 31, 2020	Current	Past Due	Past Due	Past Due	Past Due	Loans

Commercial real estate:
Owner occupied	$102,587	$418	$-	$116	$534	$103,121
Non-owner occupied	305,613	1,844	1,373	594	3,811	309,424
Multifamily	39,562	-	-	-	-	39,562
Residential real estate	230,996	2,364	95	540	2,999	233,995
Commercial and industrial	231,534	260	219	31	510	232,044
Home equity lines of credit	112,325	120	-	98	218	112,543
Construction and other	63,529	44	-	-	44	63,573
Consumer installment	9,424	71	108	220	399	9,823
Total	$1,095,570	$5,121	$1,795	$1,599	$8,515	$1,104,085

Financing Receivable, Nonaccrual [Table Text Block]
		90+ Days Past
December 31, 2021	Nonaccrual	Due and Accruing

Commercial real estate:
Owner occupied	$81	$-
Non-owner occupied	2,442	-
Residential real estate	1,577	-
Commercial and industrial	456	-
Home equity lines of credit	121	-
Consumer installment	182	-
Total	$4,859	$-
		90+ Days Past
December 31, 2020	Nonaccrual	Due and Accruing

Commercial real estate:
Owner occupied	$458	$-
Non-owner occupied	3,758	-
Residential real estate	2,487	-
Commercial and industrial	509	-
Home equity lines of credit	422	-
Consumer installment	224	-
Total	$7,858	$-